SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Critical Accounting Policies [Line Items]
Shares underlying, outstanding	16,528,739	13,441,310
Employee Stock Option [Member]
Summary Of Critical Accounting Policies [Line Items]
Shares underlying, outstanding	6,050,623	4,674,628
Warrant [Member]
Summary Of Critical Accounting Policies [Line Items]
Shares underlying, outstanding	10,216,597	8,513,984
Convertible Notes Payable [Member]
Summary Of Critical Accounting Policies [Line Items]
Shares underlying, outstanding	261,519	252,698